Operating profit/(loss) (Tables)	12 Months Ended
Mar. 31, 2021
Operating profit/(loss)
Schedule of operating profit/(loss)

	2021	2020	2019
	€m	€m	€m
Amortisation of intangible assets (note 10)	4,421	4,459	3,941
Depreciation of property, plant and equipment (note 11):
Owned assets	5,766	5,995	5,795
Leased assets	3,914	3,720	59
Impairment of goodwill in subsidiaries, associates and joint arrangements (note 4)	0	1,685	3,525
Staff costs (note 24)	5,157	5,462	5,267
Amounts related to inventory included in cost of sales	5,160	5,699	5,886
Operating lease rentals payable	0	—	3,826
Own costs capitalised attributable to the construction or acquisition of property, plant and equipment	(995)	(902)	(844)
Net gain on formation of TPG Telecom[1] (note 12)	1,043	—	—
Net gain on formation of Indus Towers Limited[1] (note 12)	292	—	—
Pledge arrangements in respect of Indus Towers Limited[1] (note 29)	(429)	—	—
Settlement of tender offer to KDG shareholders[1]	(204)	—	—
Net gain on disposal of Vodafone New Zealand[1] (note 27)	0	(1,078)	—
Net gain on disposal of tower infrastructure in Italy[1] (note 27)	0	(3,356)	—
Net gain on disposal of Vodafone Malta[1] (note 27)	0	(170)	—

Note:

1	Included in Other income and expense in the Consolidated income statement.

Schedule of auditors remuneration

	2021	2020	2019
		Re-presented[1]
	€m	€m	€m
Parent company	3	4	2
Subsidiaries	16	17	14
Subsidiaries - Vantage Towers[2]	1	—	—
Subsidiaries - new accounting standards[3]	0	1	1
Audit fees[4]	20	22	17

Vantage Towers IPO[2]	8	5	—
Audit-related[5]	0	1	2
Corporate finance[6]	0	1	—
Non-audit fees	8	7	2

Total fees	28	29	19

Notes:

1

Audit fees for the year ended 31 March 2020 have increased by €2 million compared to the amount previously reported. This is to include fees agreed during the year ended 31 March 2021 but which related to the year ended 31 March 2020.

2

Fees incurred in preparations for the IPO of Vantage Towers A.G. During the year ended 31 March 2021, fees of €1 million related to financial statement audit services and fees of €8 million related to IPO services and Reporting Accountant procedures.

3

Fees in relation to the implementation of new accounting standards, notably IFRS 15 “Revenue from Contracts with Customers” and IFRS 16 “Leases” which were effective for the first time for the years ended 31 March 2019 and 31 March 2020 respectively.

4

Includes fees in connection with the interim review, preliminary announcement and controls audit required under Section 404 of the Sarbanes Oxley Act. In total this amounted to €1 million in each year for the years ended 31 March 2020 and 31 March 2021.

5	Fees for statutory and regulatory filings during the year. Fees were less than €1 million during the years ended 31 March 2021 and 31 March 2020.
6

At the time of the Board decision to recommend Ernst & Young LLP as the statutory auditor for the year ended 31 March 2020 in February 2019, Ernst & Young LLP were providing a range of services to the Group. All services that were prohibited by the Financial Reporting Council (‘FRC’) or Securities and Exchange Commission (‘SEC’) for a statutory auditor to provide ceased by 31 March 2019. All engagements that were not prohibited by the FRC or SEC but were not in accordance with the Group’s own internal approval policy for non-audit services, ceased early in the financial year ended 31 March 2020 to enable a smooth transition to alternative suppliers, where required.